Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 17 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Research and development expenses – net

	Year ended December 31,
(in thousands)	2023	2022	2021
Payroll and related expenses	$5,265	$6,371	$5,054
Research and development services	9,853	8,264	4,557
Materials	1,880	2,044	1,505
Share Based Compensation	524	876	1,210
Depreciation	802	740	546
Other	911	1,605	1,029
	19,235	19,900	13,901
Israel Innovation Authority participation in research and development costs and royalties payable	(223)	(1,207)	(1,020)
	$19,012	18,693	$12,881

b.	General and administrative expenses

	Year ended December 31,
(in thousands)	2023	2022	2021
Payroll expenses	$912	$1,289	$1,138
Compensation to directors	887	681	1,168
Professional fees	969	1,294	1,080
Office maintenance and office expenses	906	402	167
Insurance	567	895	783
Share Based Compensation	1,427	1,836	1,704

Other	471	707	367
	$6,139	$7,104	$6,407

c.	Finance income (expenses), net

	Year ended December 31,
(in thousands)	2023	2022	2021
Interest income	$1,565	$835	$120
(Loss) income related to marketable securities	-	(1,983)	5,590
Exchange differences, net	(1,224)	(4,101)	(562)
Bank commissions and other expenses	(14)	(14)	(328)
	$327	$(5,263)	$4,820